UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

STRATEGIC FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/07

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q forms will be filed for these series, as appropriate.

Systematic International Equity Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Systematic International Equity Fund
July 31, 2007 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)

Australia--6.9%
Alinta	4,200	53,049
BHP Billiton	2,900	92,721
BlueScope Steel	5,967	55,270
Coca-Cola Amatil	4,900	37,939
Computershare	5,489	46,568
CSL	450	33,850
DB RREEF Trust	30,662	47,384
GPT Group	11,033	42,019
Investa Property Group	21,711	53,973
Lion Nathan	6,506	46,639
Macquarie Bank	896	62,530
Origin Energy	7,465	62,251
Pacific Brands	19,778	60,283
Qantas Airways	10,928	53,375
Telstra	14,000	54,750
		802,601
Austria--1.3%
Flughafen Wien	439	45,897
OMV	850	52,904
Voestalpine	683	56,666
		155,467
Belgium--2.2%
Belgacom	1,060	42,716
Dexia	1,884	53,843
Groupe Bruxelles Lambert	400	48,569
InBev	730	58,501
Omega Pharma	589	51,019
		254,648
Denmark--2.2%
AP Moller - Maersk, Cl. B	3	39,622
Carlsberg, Cl. B	450	57,980
Novo Nordisk, Cl. B	650	68,454
Sydbank	850	43,099
Topdanmark	275 a	46,943
		256,098
Finland--2.7%
Elisa	1,635	46,463
Konecranes	1,635	66,212
Nokia	2,183	62,464
Outokumpu	592	18,478
Rautaruukki	883	58,194
Sampo, Cl. A	1,900	57,001
		308,812
France--6.8%
Air France-KLM	1,135	51,314
AXA	2,400	93,406
BNP Paribas	660	72,544
Business Objects	1,105 a	50,040
Cie de Saint-Gobain	450	50,163
CNP Assurances	409	53,626
Compagnie Generale des Etablissements Michelin, Cl. B	568	74,328
France Telecom	1,300	34,908
Sanofi-Aventis	1,320	110,380
Scor	619	15,828
Total	1,212	95,890
Vivendi	1,900	80,654

		783,081
Germany--9.7%
Allianz	547	115,147
BASF	820	105,468
Commerzbank	1,500	63,844
DaimlerChrysler	1,300	116,858
Deutsche Bank	740	100,381
Deutsche Boerse	618	71,135
Deutsche Lufthansa	1,785	49,937
Deutsche Telekom	525	8,988
E.ON	188	29,665
Fresenius Medical Care & Co.	1,050	49,372
MAN	519	74,964
Merck	400	49,907
Muenchener Rueckversicherungs	425	72,962
Siemens	268	33,686
Suedzucker	1,737	33,233
ThyssenKrupp	1,100	60,724
Volkswagen	500	90,035
		1,126,306
Greece--.4%
Coca-Cola Hellenic Bottling	1,100	49,314
Hong Kong--4.1%
BOC Hong Kong Holdings	18,500	47,537
Cathay Pacific Airways	16,000	41,913
CLP Holdings	4,500	30,301
Hang Seng Bank	4,200	66,162
Henderson Land Development	8,000	57,497
Hutchison Whampoa	6,000	63,923
New World Development	15,000	36,745
Swire Pacific, Cl. A	3,500	39,609
Wharf Holdings	13,000	53,754
Yue Yuen Industrial Holdings	12,000	37,407
		474,848
Ireland--2.0%
Allied Irish Banks	2,300	60,204
Bank of Ireland	2,600	49,216
C & C Group	2,900	23,814
Independent News & Media	11,400	50,528
Irish Life & Permanent	1,800	43,782
		227,544
Italy--1.3%
ENI	872	30,402
Fiat	2,200	64,991
Intesa Sanpaolo	800	6,016
Snam Rete Gas	8,000	44,421
		145,830
Japan--18.8%
Aisin Seiki	1,300	51,312
Bank of Kyoto	4,000	53,823
Canon	1,700	90,013
Central Glass	7,000	39,014
eAccess	62	33,540
Electric Power Development	1,100	37,551
Hitachi High-Technologies	600	14,557
Itochu	6,000	75,059
JFE Holdings	1,100	75,261
Joyo Bank	7,000	40,609
Kawasaki Kisen Kaisha	6,000	81,707
Kyocera	600	57,811
Kyowa Hakko Kogyo	5,000	50,179
Kyushu Electric Power	1,800	42,628

Marubeni	9,000	86,389
Millea Holdings	1,900	75,003
Mitsubishi	1,700	50,048
Mitsubishi Chemical Holdings	7,000	63,450
Mitsubishi UFJ Financial Group	3	31,916
Mitsui & Co.	4,000	94,627
Mitsui OSK Lines	5,000	77,903
Nippon Mining Holdings	1,000	10,034
Nippon Oil	4,000	35,903
Nippon Steel	10,000	75,280
Nippon Yusen	7,000	70,188
Nisshin Steel	10,000	43,624
Nomura Research Institute	500	15,891
Ricoh	2,000	43,320
Shimachu	1,500	42,485
Shin-Etsu Chemical	800	59,025
Sumitomo	3,700	71,350
Taiyo Yuden	2,000	43,084
TDK	600	51,015
Tokai Rika	1,700	45,064
Tokyo Electric Power	1,100	29,201
Tokyo Tatemono	3,000	36,281
Tosoh	9,000	53,445
Toyota Industries	1,100	49,681
Toyota Motor	3,000	180,899
Yamaha	400	8,668
		2,186,838
Netherlands--.8%
ING Groep	1,625	68,757
STMicroelectronics	1,500	25,698
		94,455
New Zealand--.4%
Vector	20,600	41,309
Norway--1.3%
Prosafe Se	1,100	17,087
Tandberg	3,200	72,267
Yara International	2,100	56,446
		145,800
Singapore--4.0%
CapitaLand	10,000	48,792
ComfortDelgro	21,000	28,258
DBS Group Holdings	4,000	60,090
Haw Par	9,000	47,239
Keppel Corp	8,000	69,850
Singapore Airlines	4,000	50,517
Singapore Land	4,000	27,286
United Overseas Bank	4,000	58,582
UOL Group	14,000	49,179
Want Want Holdings	8,000	18,459
		458,252
Spain--3.7%
Acerinox	1,645	42,973
ACS-Actividades de Construccion y Servicios	1,000	59,358
Banco Bilbao Vizcaya Argentaria	1,074	26,251
Banco Santander Central Hispano	2,400	45,008
Grupo Ferrovial	500	44,623
Iberia Lineas Aereas de Espana	11,712	55,193
Mapfre	9,129	42,283
Sacyr Vallehermoso	200	9,087
Telefonica	4,218	98,505
		423,281
Sweden--1.8%

Kungsleden	3,200	40,863
Scania, Cl. B	2,400	56,828
Ssab Svenskt Stal Rights	1,400 a	4,130
Ssab Svenskt Stal, Ser. B	1,400	47,381
Volvo, Cl. B	3,500	63,691
		212,893
Switzerland--5.3%
Credit Suisse Group	1,500	97,852
Holcim	540	57,258
Nestle	200	76,363
Novartis	1,200	64,786
Roche Holding	300	53,096
Swatch Group	200	60,099
Swiss Reinsurance	700	59,774
UBS	1,000	55,443
Zurich Financial Services	300	87,215
		611,886
United Kingdom--22.6%
3i Group	2,079	45,576
Aggreko	4,000	43,511
Anglo American	1,800	98,770
AstraZeneca	500	25,914
Barclays	8,133	110,917
Berkeley Group Holdings	1,311 a	43,080
BHP Billiton	4,116	121,463
BP	12,431	144,492
British Airways	4,545 a	36,135
British Land	2,125	52,961
Carnival	916	40,002
Daily Mail & General Trust, Cl. A	3,100	44,875
Enterprise Inns	3,850	52,584
GlaxoSmithKline	3,139	80,097
Hanson	3,300	72,857
HBOS	800	15,690
Home Retail Group	5,600	46,316
HSBC Holdings	6,967	129,515
Imperial Tobacco Group	1,550	68,130
International Power	4,100	34,106
Kelda Group	1,923	32,723
Kingfisher	10,400	44,919
Mondi	197 a	1,687
Mondi	494 a	4,342
Next	1,301	47,935
Old Mutual	16,600	54,365
Prudential	4,950	67,733
Punch Taverns	1,950	45,257
Royal Bank of Scotland Group	10,896	130,523
Royal Dutch Shell, Cl. A	1,965	76,562
Royal Dutch Shell, Cl. B	3,291	130,263
SABMiller	2,600	66,991
Schroders	1,900	47,547
Scottish & Newcastle	3,200	38,446
Severn Trent	1,600	41,637
Unilever	2,400	74,550
United Business Media	1,600	24,458
United Utilities	4,000	54,142
Vodafone Group	57,053	173,179
Whitbread	1,316	43,496
WPP Group	3,000	43,034
Xstrata	1,310	83,320
		2,634,100
United States--.2%

iShares MSCI EAFE Index Fund	350	27,622
Total Common Stocks
(cost $10,476,108)		11,420,985

Preferred Stocks--1.1%

Germany
Henkel	948	51,173
Porsche	41	74,018
Total Preferred Stocks
(cost $92,862)		125,191
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.81%, 8/23/07
(cost $19,941)	20,000 [b]	19,940

Total Investments (cost $10,588,911)	99.8%	11,566,116

Cash and Receivables (Net)	.2%	18,525

Net Assets	100.0%	11,584,641

a Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
				(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2007 ($)

Financial Futures Long
Euro FX	2	342,775	September 2007	9,042
Japanese Yen	3	317,587	September 2007	5,857
Swiss Franc FX	2	208,650	September 2007	2,810
Financial Futures Short
Australian Dollar	1	(85,480)	September 2007	1,226
British Pound	1	(127,081)	September 2007	(3,691)
				15,244

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)